Annual Operating Expenses - FidelityConvertibleSecuritiesFund-RetailPRO - FidelityConvertibleSecuritiesFund-RetailPRO - Fidelity Convertible Securities Fund - Fidelity Convertible Securities Fund	Jan. 29, 2024
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.75%

[1]	AThe management fee is comprised of a basic fee of 0.42% adjusted up or down by a maximum of 0.15% based on the fund's performance relative to that of the ICE® BofA® All US Convertibles Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.